Revenue from contracts with customers - Schedule of revenue through different channels (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from Crude oil sales	$ 1,067,997	$ 593,060	$ 236,596
Revenues from Natural gas sales	70,237	54,301	33,575
Revenues from LPG sales	5,586	4,826	3,767
Total revenue from contracts with customers	1,143,820	652,187	273,938
Exports from Crude oil [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	559,563	182,156	94,924
Refineries [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	508,434	410,904	141,672
Industries [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	20,093	17,320	17,491
Retail Natural gas distribution companies [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	18,829	18,351	13,809
Natural gas for electric power generation [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	16,210	18,461	2,275
Exports from Natural gas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	15,105	169	0
LPG sales [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	5,586	4,826	3,767
Other Sales Channels [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	$ 1,143,820	$ 652,187	$ 273,938